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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement.
                                   [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Wellcome Trust Limited, as Trustee of the Wellcome Trust
Address: 215 Euston Road, London NW1 2BE, United Kingdom

Form 13F File Number:  028-13413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Danny Truell
Title:  Chief Investment Officer
Phone:  +44 207 611 8666

Signature, Place, and Date of Signing:

/s/ Danny Truell                    London                     07/28/11
-----------------------  -----------------------------  ------------------------
       (Name)                   (City, State)                   (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  22 Items

Form 13F Information Table Value Total:  $ 2,090,063 (thousands)

List of Other Included Managers:  Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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        ITEM 1                          ITEM 2        ITEM 3    ITEM 4        ITEM 5            ITEM 6    ITEM 7       ITEM 8

                                                              Market Value Shares /Prn        Investment  Other   Voting Authority
    Name of Issuer                  Title of Class    CUSIP    (X $1,000)     Amt.     SH/PRN Discretion Managers      Sole
APPLE INC                          COM              037833100   162,129       483,000    SH      SOLE     NONE          483,000
BANK OF AMERICA CORPORATION        COM              060505104    98,640     9,000,000    SH      SOLE     NONE        9,000,000
BANKUNITED INC                     COM              06652K103   106,160     4,000,000    SH      SOLE     NONE        4,000,000
BERKSHIRE HATHAWAY INC DEL         CL A             084670108    81,274           700    SH      SOLE     NONE              700
CISCO SYS INC                      COM              17275R102    84,294     5,400,000    SH      SOLE     NONE        5,400,000
COCA COLA CO                       COM              191216100   107,664     1,600,000    SH      SOLE     NONE        1,600,000
EXXON MOBIL CORP                   COM              30231G102   103,760     1,275,000    SH      SOLE     NONE        1,275,000
GENERAL ELECTRIC CO                COM              369604103   122,590     6,500,000    SH      SOLE     NONE        6,500,000
GOOGLE INC                         CL A             38259P508   109,226       215,700    SH      SOLE     NONE          215,700
GREEN DOT CORP                     CL A             39304D102    46,662     1,373,227    SH      SOLE     NONE        1,373,227
HEWLETT PACKARD CO                 COM              428236103    80,080     2,200,000    SH      SOLE     NONE        2,200,000
INTERNATIONAL BUSINESS MACHS       COM              459200101   138,784       809,000    SH      SOLE     NONE          809,000
ITAU UNIBANCO HLDG SA              SPON ADR REP PFD 465562106    35,325     1,500,000    SH      SOLE     NONE        1,500,000
JOHNSON & JOHNSON                  COM              478160104    96,454     1,450,000    SH      SOLE     NONE        1,450,000
JPMORGAN CHASE & CO                COM              46625H100   105,273     2,571,400    SH      SOLE     NONE        2,571,400
MICROSOFT CORP                     COM              594918104   111,800     4,300,000    SH      SOLE     NONE        4,300,000
MORGAN STANLEY                     COM NEW          617446448    69,030     3,000,000    SH      SOLE     NONE        3,000,000
PACIFIC BIOSCIENCES CALIF IN       COM              69404D108    19,482     1,666,518    SH      SOLE     NONE        1,666,518
PEPSICO INC                        COM              713448108   109,167     1,550,000    SH      SOLE     NONE        1,550,000
PROCTER & GAMBLE CO                COM              742718109    95,355     1,500,000    SH      SOLE     NONE        1,500,000
SCHLUMBERGER LTD                   COM              806857108   130,464     1,510,000    SH      SOLE     NONE        1,510,000
WAL MART STORES INC                COM              931142103    76,450     1,438,650    SH      SOLE     NONE        1,438,650

                                                              2,090,063    53,343,195                                53,343,195
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